PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS
Schedule of provisions

	Balances		Additions					Balances
	as of	Incorporation						as of
	December 31,	by merger			Interest			December 31,
	2017	(Note 4.a)	Capital		(i)	Reclassifications	Decreases	2018
Current
Provisions	—	599		402	—	1,745	(2,002)	744
Total current provisions	—	599		402	—	1,745	(2,002)	744
Non-Current
Provisions	1,263	1,854		864	732	(1,741)	—	2,972
Asset retirement obligations	348	547		48	(128)	(4)	(315)	496
Total non-current provisions	1,611	2,401		912	604	(1,745)	(315)	3,468
Total provisions	1,611	3,000	(ii)	1,314	604	—	(2,317)	4,212

(i)	Charged to finance costs, net, interest for provisions line item.
(ii)	Charged $1,254 to Other operating income and expenses and $60 to currency translation adjustments.

	Balances		Additions				Balances
	as of						as of
	December		Capital	Interest			December
	31, 2016			(iii)		Decreases	31, 2017
Non- Current
Provisions	1,073		348	78		(236)	1,263
Asset retirement obligations	337		11	—		—	348
Total non-current provisions	1,410		359	78		(236)	1,611

Total provisions	1,410	(iv)	359	78	(v)	(236)	1,611

(iii)	Charged to finance costs, net, interest for provisions line item.
(iv)	Charged to Other operating income and expenses.
(v)	Include 90 corresponding to RECPAM.